Summary of Significant Accounting Policies (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jan. 02, 2018 CNY (¥)
Current liabilities:
Accounts payable	$ (1,691,538,000)			¥ (11,445,109)			¥ (11,630,172)
Advances from customers	(214,258,000)			(2,339,914)			(1,473,134)	¥ (1,273,990)
Accrued expenses and other current liabilities	(801,775,000)			(3,537,151)			(5,512,605)	¥ (4,059,058)
Amounts due to related parties	(46,994,000)			(65,022)			(323,108)
Deferred income	(53,452,000)			(203,179)			(367,512)
Total current liabilities	(3,773,682,000)			(19,257,685)			(25,945,959)
Deferred tax liability	(721,000)			(17,007)			(4,960)
Deferred income	(58,316,000)			(362,649)			(400,951)
Total liabilities	(3,832,719,000)			(23,732,244)			(26,351,870)
Results of operation of the VIE
Net revenues	12,293,499,000	¥ 84,523,948		72,912,313		¥ 56,591,302
Total operating expenses	(2,240,552,000)	(15,404,916)		(14,134,451)		(11,246,934)
Net income	310,301,000	2,133,472		1,892,433		1,992,767
Net cash used in operating activities	835,684,000	5,745,748		981,251		2,831,413
Net cash provided by (used in) investing activities	(973,575,000)	(6,693,812)		(2,032,606)		(1,669,002)
Net cash (used in) provided by financing activities	85,371,000	¥ 586,968		7,169,824		(393,128)
Inventories
General write-down | $	$ 0		$ 0		$ 0
Maximum
Accounts receivable, net
Extension of loan period	24 months	24 months
Minimum
Accounts receivable, net
Extension of loan period	3 months	3 months
WFOE | Exclusive Business Cooperation Agreement
Principles of consolidation
Fees payable in consideration of services, as a percentage of net income	100.00%	100.00%
Consolidated VIEs and VIEs' subsidiaries
Financial position of the VIE
Total assets				5,520,550			5,974,238
Current liabilities:
Accounts payable				(87,926)			(85,257)
Advances from customers				(965,275)			(751,615)
Accrued expenses and other current liabilities				(1,618,716)			(2,689,273)
Amounts due to related parties				(616)			(22,225)
Deferred income				(54,543)			(204,925)
Total current liabilities				(2,727,076)			(3,753,295)
Deferred tax liability				(4,224)			(3,617)
Deferred income				(838)			(298)
Total liabilities				(2,732,138)			¥ (3,757,210)
Results of operation of the VIE
Net revenues		¥ 2,455,488		1,583,466		5,500,226
Total operating expenses		(5,826,283)		(5,243,573)		(1,740,370)
Net income		(3,531,460)		(3,784,932)		230,954
Net cash used in operating activities		(294,853)		(801,931)		(1,192,894)
Net cash provided by (used in) investing activities		(48,162)		1,435,001		626,798
Net cash (used in) provided by financing activities		(17,698)		1,144,728		(108,779)
Assets collateralizing obligations of variable interest entity		¥ 0		¥ 0		¥ 0
Vipshop E-Commerce | Mr. Shen
Principles of consolidation
Equity interest (as a percent)	66.67%						66.67%
Vipshop E-Commerce | Mr. Arthur Xiaobo Hong
Principles of consolidation
Equity interest (as a percent)	33.33%						33.33%